Property and equipment (Details) - Rubicon [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 2,745	$ 2,611
Rubicon Technologies L L C [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net		2,611	$ 2,289
Rubicon Technologies L L C [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,896	9,429	7,494
Less accumulated amortization and depreciation	(7,151)	(6,818)	(5,205)
Property and equipment, net	2,745	2,611	2,289
Rubicon Technologies L L C [Member] | Property, Plant and Equipment [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,313	2,968	2,431
Rubicon Technologies L L C [Member] | Property, Plant and Equipment [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,174	1,122	913
Rubicon Technologies L L C [Member] | Property, Plant and Equipment [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,641	1,570	1,130
Rubicon Technologies L L C [Member] | Property, Plant and Equipment [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,768	$ 3,769	$ 3,020